Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 162	$ 275	$ 621	$ 774
Other comprehensive income (loss), net of tax
Unrealized (loss) income on cash flow hedges	(71)	(12)	(194)	65
Changes in retirement plans' funded status	28	(7)	42	40
Foreign currency translation	19	(34)	220	(335)
Unrealized income (loss) on available for sale securities		1		(1)
Share of other comprehensive income of entities using the equity method	(27)	(3)	(28)	(16)
Other comprehensive (loss) income, net of tax	(51)	(55)	40	(247)
Comprehensive income	111	220	661	527
Less: comprehensive income (loss) attributable to noncontrolling interests	(13)	67	(9)	141
Comprehensive income attributable to CNH Industrial N.V.	$ 124	$ 153	$ 670	$ 386